Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2014
Compensation and benefits
in	6M14	6M13
Compensation and benefits (CHF million)
Salaries and variable compensation	5,082	4,925
Social security	461	443
Other [1]	454	475
Compensation and benefits [2]	5,997	5,843
1 Includes pension and other post-retirement expense of CHF 316 million and CHF 319 million in 6M14 and 6M13, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 86 million and CHF 144 million as of 6M14 and 6M13, respectively.